Advances to Suppliers and Other (Tables)	12 Months Ended
Dec. 31, 2023
Advances to Suppliers and Other [Abstract]
Schedule of Advances to Suppliers	Advances to suppliers and other as of December 31, 2023 and 2022 consisted of the following:
	2023	2022
Advance to suppliers	$1,747,551	$515,137
Advance payment for potential factory lease	1,000,000	4,201,354
Total	2,747,551	4,716,491